ACQUISITION OF SUBSIDIARIES - Additional Information (Detail) - MCP [Member] $ in Thousands	Dec. 19, 2012 USD ($)	Dec. 19, 2012 PHP	Dec. 07, 2012
Assets and Liabilities Acquisition [Line Items]
Percentage of acquired equity interest			93.06%
Payments of consideration	$ 30,682	PHP 1,259,000,000
Excess payment on acquisition of assets and liabilities	5,747
Selling Shareholders [Member]
Assets and Liabilities Acquisition [Line Items]
Payments of consideration	4,874	200,000,000
Selling Shareholders' Liability [Member]
Assets and Liabilities Acquisition [Line Items]
Payments of consideration	$ 25,808	PHP 1,059,000,000